UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2007
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      8-08-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  46
                                        -------------------

Form 13F Information Table Value Total:  $1,398,321
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 06/30/07

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- --------------  ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101  14,817        170,722  X                              110,774      59,948
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  47,949      1,045,328  X                              120,108     925,220
ACCENTURE LTD SHS CL    COMMON          G1150G111  15,840        369,306  X                              234,381     134,925
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107  14,102        201,374  X                              127,632      73,742
ASTRAZENECA PLC ADR S   COMMON          046353108  20,010        374,155  X                               47,973     326,182
BARCLAYS PLC ADR        COMMON          06738E204  48,104        862,227  X                              104,313     757,914
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  31,234        432,958  X                               57,059     375,899
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  55,274      1,017,938  X                              125,267     892,671
CANON INC ADR           FOREIGN COMMON  138006309  40,475        690,232  X                               81,970     608,262
CITIGROUP INC COM       FOREIGN COMMON  172967101  17,707        345,238  X                              219,792     125,446
COCA COLA CO            COMMON          191216100  13,610        260,183  X                              171,608      88,575
CRH PLC ADR             COMMON          12626K203  38,927        781,191  X                               96,933     684,258
DANSKE BK A/S ADR       FOREIGN         236363107  21,630      1,054,751  X                              130,248     924,503
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  50,296        603,718  X                               74,335     529,383
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  39,500        545,956  X                               67,233     478,723
ERICSSON L M REL CO     FOREIGN COMMON  294821608  38,708        970,356  X                              118,702     851,654
FEDERAL NAT MORTGAGE    COMMON          313586109   9,921        151,853  X                               97,992      53,861
FRANCE TELECOM ADR SP   COMMON          35177Q105  36,048      1,311,798  X                              163,562   1,148,236
GENERAL ELEC CO         FOREIGN         369604103  13,905        363,251  X                              241,535     121,716
GLAXOSMITHKLINE PLC A   COMMON          37733W105  41,947        800,975  X                              102,507     698,468
HEINEKEN N V ADR        FOREIGN COMMON  423012202  43,091      1,467,259  X                              175,783   1,291,476
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  46,319        504,728  X                               63,390     441,338
I B M                   FOREIGN COMMON  459200101  13,793        131,050  X                               84,989      46,061
ING GROEP N V ADR SPO   COMMON          456837103  38,242        869,730  X                              103,586     766,144
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  54,134        667,082  X                              277,231     389,851
ISHARES TR MSCI EAFE            COMMON  464287465     399          4,935  X                                    -       4,935
JOHNSON & JOHNSON       FOREIGN COMMON  478160104  12,747        206,868  X                              136,128      70,740
LILLY, ELI AND COMPAN   COMMON          532457108   8,747        156,535  X                              102,802      53,733
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104  30,155      2,736,423  X                              344,680   2,391,743
NESTLE S A ADR SPON R   COMMON          641069406  49,299        518,625  X                               64,173     454,452
NOKIA CORP ADR SPONSO   FOREIGN         654902204  43,755      1,556,553  X                              186,399   1,370,154
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  43,309        772,411  X                               97,617     674,794
ORACLE SYS CORP         FOREIGN COMMON  68389X105  15,448        783,776  X                              464,767     319,009
PFIZER INC              FOREIGN         717081103  13,947        545,434  X                              356,802     188,632
PROCTER & GAMBLE COMP   COMMON          742718109  13,587        222,046  X                              146,013      76,033
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206  39,031        480,673  X                               60,461     420,212
SANOFI-AVENTIS ADR      COMMON          80105N105  38,340        952,077  X                              123,677     828,400
SAP AG ADR SPON         FOREIGN       803,054,204  35,885        702,657  X                               88,446     614,211
SHINSEI BANK LTD TOKY   FOREIGN         824631105  27,604      3,422,647  X                              424,150   2,998,497
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  39,504      1,063,388  X                              129,304     934,084
TARGET                  FOREIGN COMMON '87612E106   9,601        150,966  X                               89,745      61,221
TNT N V SPON ADR        FOREIGN         87260W101  32,865        727,910  X                               93,127     634,783
TOTAL FINA ELF S A AD   COMMON          89151E109  40,992        506,197  X                               63,899     442,298
UBS AG SHS              FOREIGN COMMON  H8920M855  32,877        547,851  X                               68,108     479,743
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  38,415      1,190,788  X                              150,267   1,040,521
VODAFONE GROUP PLC NE   FOREIGN         92857W100  26,234        780,077  X                               96,709     683,368


TOTAL                   46                      1,398,321